Fair Value, Assets and Liabilities Measured at Fair Value Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Securities available for sale [Abstract]
Total securities available for sale	$ 452,289	$ 481,513
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Securities available for sale [Abstract]
Total securities available for sale	0	0
Significant Other Observable Inputs (Level 2) [Member]
Securities available for sale [Abstract]
Total securities available for sale	452,289	481,513
Significant Unobservable Inputs (Level 3) [Member]
Securities available for sale [Abstract]
Total securities available for sale	0	0
Carrying Value [Member]
Securities available for sale [Abstract]
Total securities available for sale	452,289	481,513
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Securities available for sale [Abstract]
U.S. government sponsored enterprises	0	0
State and political subdivisions	0	0
Mortgage backed securities and collateralized mortgage obligations - residential	0	0
Corporate bonds	0	0
Small Business Administration - guaranteed participation securities	0	0
Other	0	0
Total securities available for sale	0	0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Securities available for sale [Abstract]
U.S. government sponsored enterprises	118,668	118,187
State and political subdivisions	26	34
Mortgage backed securities and collateralized mortgage obligations - residential	237,677	260,316
Corporate bonds	78,052	81,346
Small Business Administration - guaranteed participation securities	17,186	20,977
Other	680	653
Total securities available for sale	452,289	481,513
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Securities available for sale [Abstract]
U.S. government sponsored enterprises	0	0
State and political subdivisions	0	0
Mortgage backed securities and collateralized mortgage obligations - residential	0	0
Corporate bonds	0	0
Small Business Administration - guaranteed participation securities	0	0
Other	0	0
Total securities available for sale	0	0
Recurring [Member] | Carrying Value [Member]
Securities available for sale [Abstract]
U.S. government sponsored enterprises	118,668	118,187
State and political subdivisions	26	34
Mortgage backed securities and collateralized mortgage obligations - residential	237,677	260,316
Corporate bonds	78,052	81,346
Small Business Administration - guaranteed participation securities	17,186	20,977
Other	680	653
Total securities available for sale	$ 452,289	$ 481,513